SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of major customers [abstract]
Disclosure of operating segments [Table Text Block]
	December 31,	December 31,	December 31,
	2020	2019	2018
Customer A	$5,505,214	$11,043,962	$6,158,718
Customer B	$485,674	$2,660,840	$1,524,550
Customer C	$2,710,540	$1,957,400	$1,093,303
Customer D	$1,280,155	$308,443	$16,346